7. COOPERATION AGREEMENT WITH TONGJI UNIVERSITY OF CHINA	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7. COOPERATION AGREEMENT WITH TONGJI UNIVERSITY OF CHINA

The Company and the Coates Trust (collectively “Coates”) entered into a Cooperation Agreement with Tongji University of China (the “University”) for the purpose of enabling the University to undertake an evaluation and testing of the CSRV engine technology. The results of the evaluation and testing will be used to determine if, and to what extent, the engine technology could be applied in the manufacture and distribution of products in China. The Company is required to deliver to the University a 1600cc, 4-cylinder CSRV engine and a 1600cc, 4-cylinder poppet valve engine to facilitate comparison. The University is responsible for obtaining any required regulatory approvals in connection with the evaluation and testing activities. The costs and expenses of testing and evaluation of the engine shall be the responsibility of the University. The Company is required to provide technical assistance, as needed, to optimize the success of the evaluation and testing.

The University is to promptly furnish Coates with a copy of its findings. Provided the results of the evaluation and testing of the CSRV engines are deemed satisfactory, Coates will sublicense the CSRV technology to Chinese engine manufacturers for the territory to be defined in connection with any such licenses granted to Chinese manufacturers. The parties also entered into a Confidentiality and Non-Disclosure Agreement which provides for protection of the CSRV technical information and patents. The Coates Trust has expressed its intention to license the CSRV system technology rights to the Company for the territory to be defined in connection with any such licenses granted to Chinese manufacturers. To date, the terms of any such license have not been determined. At this time, the parties are not actively working on this cooperation agreement, but may agree to do so at some point in the future.